EARNINGS (LOSS) PER SHARE	12 Months Ended
Feb. 29, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

14. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Year Ended
	February 29,	February 28,
	2024	2023
Numerator:
Net income (loss) available to common shareholders	$(20,708,716)	$(18,109,457)

Effect of common stock equivalents
Add: interest expense on convertible debt	—	47,075
Add (less) loss (gain) on change of derivative liabilities	—	(3,595)
Net income (loss) adjusted for common stock equivalents	(20,708,716)	(18,065,977)

Denominator:
Weighted average shares - basic	7,080,914,317	5,091,857,082

Net income (loss) per share – basic	$(0.00)	$(0.00)

Denominator:
Weighted average shares – diluted	7,080,914,317	5,091,857,082

Net income (loss) per share – diluted	$(0.00)	$(0.00)

The anti-dilutive shares of common stock equivalents for the years ended February 29, 2024 and February 28, 2023 were as follows:

	For the Year Ended
	February 29,	February 28,
	2024	2023
Convertible Class F Preferred Shares*	31,873,690,805	—
Stock options and warrants	489,262,696	496,942,251
Total	32,362,953,501	496,942,251

*	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at February 29, 2024 and February 28, 2023 the dilutive effects would be as follows:

	For the Year Ended
	February 29 and February 28
	2024	2023
Convertible Series F Preferred Shares	—	20,178,158,517

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS